GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL
GOODWILL

11.  GOODWILL

The changes in the carrying amount of goodwill were as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance as of January 1	994,993	1,339,657	194,232
Additions	344,664	24,534	3,557
Balance as of December 31	1,339,657	1,364,191	197,789

As of December 31, 2020, 2021 and 2022, the Company has performed assessment and no impairment loss was recorded.